Preferred and Common Stock (Tables)	6 Months Ended
Jun. 30, 2016
Preferred and Common Stock [Abstract]
Temporary Equity
As of each of June 30, 2016 and December 31, 2015, no shares of Series D Convertible Preferred Stock were outstanding:

	Series D Preferred Stock
	Number of preferred shares	Amount
Balance at December 31, 2014	1,200	$12,000
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock	(800)	(8,000)
Redemption of Series D Preferred Stock	(400)	(4,000)

Balance at December 31, 2015	—	$—
Balance at June 30, 2016	—	$—

As of June 30, 2016 and December 31, 2015, the following shares of puttable common stock were outstanding:

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2014	—	$—
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock	800,000	8,000
Redemption of puttable common stock	(150,000)	(1,500)

Balance at December 31, 2015	650,000	$6,500
Redemption of 200,000 shares of the puttable common stock	(200,000)	(2,000)
Balance at June 30, 2016	450,000	$4,500